Salaries and Labor Charges - Schedule of Composition of Salaries and Labor Charges (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Composition of Salaries and Labor Charges [Abstract]
Wages payable	R$ 5,126	R$ 6,224
Accrued labor benefits	9,292	7,084
Labor taxes	5,844	4,902
Total salaries and labor charges	R$ 20,262	R$ 18,210